Summary of Significant Accounting Policies - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 3,691,853
Additions	5,531,201
Initial recognition of conversion feature		$ 1,885,863
Reclassified to equity upon conversion	(3,828,711)
Change in fair value of conversion feature	(509,057)	1,805,990
Ending balance	$ 4,885,286	$ 3,691,853